          [Transamerica Life Insurance Company of New York Letterhead]


September 6, 2002

VIA EDGAR
________________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Separate Account VA-2LNY
     File No. 811-07368, CIK 0000894418
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA-2LNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc.; Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Investment Portfolios. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..   On August 26, 2002, AEGON/Transamerica Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);
..   On August 28, 2002, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);
..   On August 21, 2002, Dreyfus Stock Index Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800);
..   On August 27, 2002, The Dreyfus Socially Responsible Growth Fund, Inc.,
    filed its semi-annual report with the Commission via EDGAR (CIK:
    0000890064); and

Securities and Exchange Commission
Page 2
September 6, 2002

..   On August 28, 2002, Dreyfus Investment Portfolios filed its semi-annual report with the Commission via EDGAR (CIK: 0001056707).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company of New York

/s/ Frank A. Camp

Frank A. Camp
Vice President